Fees Summary	Oct. 02, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,148,000
Previously Paid Amount	0.00
Total Fee Amount	360.88
Total Offset Amount	0.00
Net Fee	360.88
Narrative - Max Aggregate Offering Price	$ 4,148,000
Final Prospectus	true